________________________________________________________________________________






                               SEMI-ANNUAL REPORT




        =================================================================

                         BREMER INVESTMENT FUNDS, INC.

        =================================================================



                            Bremer Growth Stock Fund


                                Bremer Bond Fund





                                 MARCH 31, 1998



________________________________________________________________________________

________________________________________________________________________________



                               TABLE OF CONTENTS



                                                     Page
Shareholder Letter .................................   1

Statement of Assets and Liabilities ................   2

Statement of Operations ............................   3

Statement of Changes in Net Assets .................   4

Financial Highlights ...............................   6

Growth Stock Fund Schedule of Investments ..........   8

Bond Fund Schedule of Investments ..................  11

Notes to the Financial Statements ..................  15


              ________________________________________________



                              NOTICE TO INVESTORS



Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.



________________________________________________________________________________

May 21, 1998




Dear Shareholders:

The last six months have been two quarters of solid progress for your mutual funds. The Bremer Funds have grown to $139.63 million as of March 31, 1998, which is due to contributions as well as price appreciation during that time frame. The $61.30 million Bremer Growth Stock Fund generated a strong 15.33% total return for the period October 1, 1997 to March 31, 1998. The Bremer Bond Fund now totals $78.33 million of assets and had a 3.1% total return for six months.

While bond yields fell in both quarters and the Bremer Bond Fund made steady progress, it was two periods of contrast for the equity markets. During the quarter ended December 31, 1997, returns from all equity market sectors were dampened by the expectations that the economic difficulties in Asia would have a strong impact on many of the world's economies. Year-to-date returns had been exceptional through September and stock valuation levels were high, so many investors took profits in the latter months of 1997 as the Asian problems surfaced. Thus, that quarter's return for the Bremer Growth Fund was a modest 1.16%.

However, the impact of the Asian economic weakness on external markets did not materialize as the year 1998 unfolded. Further, domestic economic growth remained strong, inflation stayed low and interest rates continued to fall. So portfolio managers put their large cash flows back into equity markets. The fully invested Bremer Growth Stock Fund achieved a very good total return of 14.01% for the quarter ended March 31, 1998.

We continue to emphasize technology, healthcare, consumer and capital good stocks. Those sectors are represented by such key holdings as Cisco Systems, Pfizer Inc, Walt Disney, Carnival Corporation and General Electric Company. Further, in spite of comparatively high market valuation levels, we continue to find some large to medium cap growth stocks at fairly reasonable prices.

Bonds have provided better than coupon returns as bond yields have fallen since September 30, 1997. The movement to lower yields has been mainly in maturities of 3 to 30 years. Thus, with short term rates remaining high, the spread between those rates and long rates has narrowed. A flattening of the yield curve has occurred. Three primary focal points have driven the bond market. First, the Asian crisis which, as mentioned above, could help slow the domestic economy. Second, the strong U.S. economy has kept short term rates higher.
The possibility that the Federal Reserve could raise rates overnight because of this continued strength will likely support current or slightly higher rates. Third, inflation has remained well under control. Most inflation measures show
little or no inflation.   In fact, 1997 inflation was only 1.7%, the lowest in
a generation. The low inflation has been behind the drop in yields of longer maturity bonds.

What does this mean for fixed income going forward? We are likely to see long term interest rates trade narrowly between 5.70% and 6.10%. Short term rates will likely stay the same to slightly higher. The Bremer Bond Fund's duration remains moderately longer than the Lehman Intermediate Government/Corporate Index. Further, bonds are currently offering historically high real rates of return, net of inflation. In a moderate growth economy, that should result in reasonable total returns from fixed income products and your bond fund over the next 6 to 12 months.

Once again, thank you for your business.

Sincerely,

/s/ Steven A. Laraway

Steven A. Laraway
President, Bremer Investment Funds, Inc.

BREMER INVESTMENT FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 1998

                                                                               Growth                     Bond
                                                                             Stock Fund                   Fund
                                                                             ----------                -----------
ASSETS:
    Investments, at market value
       (Cost of $43,587,494 and $76,629,569 respectively)                    $61,276,505               $77,482,482
    Dividends receivable                                                          40,523                       -
    Interest receivable                                                           11,402                   877,801
    Organizational expenses, net of accumulated amortization                      20,912                    20,912
    Other assets                                                                   5,464                     5,587
                                                                             -----------               -----------
          Total assets                                                        61,354,806                78,386,782
                                                                             ===========               ===========

LIABILITIES:
    Payable to Investment Adviser                                                 35,326                    46,374
    Accrued expenses and other liabilities                                        15,210                    15,308
                                                                             -----------               -----------
          Total liabilities                                                       50,536                    61,682
                                                                             -----------               -----------


NET ASSETS                                                                   $61,304,270               $78,325,100
                                                                             ===========               ===========


NET ASSETS CONSIST OF:
    Capital stock                                                            $43,082,849               $77,544,541
    Accumulated undistributed net investment income                               86,217                    42,293
    Accumulated undistributed net realized gain (loss) on investments            446,193                  (114,647)
    Net unrealized appreciation on investments                                17,689,011                   852,913
                                                                             -----------               -----------
          Total Net Assets                                                   $61,304,270               $78,325,100
                                                                             ===========               ===========

    Shares outstanding
          (100 million shares authorized for each Fund, $ .0001 par value)     4,484,207                 7,674,292

    Net Asset Value, Redemption Price and Offering Price Per Share                $13.67                    $10.21
                                                                             ===========               ===========



                     See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 1998

                                                                                   Growth              Bond
                                                                                 Stock Fund            Fund
                                                                                 ----------          ----------
INVESTMENT INCOME:
  Dividend income (net of withholding tax of $114 and $0, respectively)            $251,523          $        -
  Interest income                                                                    79,465           2,431,010
                                                                                 ----------          ----------
    Total investment income                                                         330,988           2,431,010
                                                                                 ----------          ----------

EXPENSES:
  Investment advisory fees                                                          188,067             264,749
  Administration fees                                                                14,551              20,009
  Shareholder servicing and accounting costs                                         23,045              26,540
  Custody fees                                                                        4,446               5,832
  Federal and state registration                                                      5,050               4,954
  Professional fees                                                                   4,562               4,888
  Reports to shareholders                                                             1,216               1,207
  Amortization of organizational expenses                                             2,730               2,730
  Directors' fees and expenses                                                        1,091               1,091
  Other                                                                               1,445               1,439
                                                                                 ----------          ----------
    Total expenses                                                                  246,203             333,439
                                                                                 ----------          ----------


NET INVESTMENT INCOME                                                                84,785           2,097,571
                                                                                 ----------          ----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain (loss) on investments                                           446,233            (105,268)
  Change in unrealized appreciation on investments                                7,590,506             275,851
                                                                                 ----------          ----------
    Net realized and unrealized gain on investments                               8,036,739             170,583
                                                                                 ----------          ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                      $8,121,524          $2,268,154
                                                                                 ==========          ==========



                     See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                  Growth Stock Fund
                                                                     --------------------------------------------
                                                                     Six Months Ended         January 27, 1997(1)
                                                                      March 31, 1998               through
                                                                        (Unaudited)           September 30, 1997
                                                                    -----------------         -------------------
OPERATIONS:
  Net investment income                                                      $84,785                   $132,652
  Net realized gain on investments                                           446,233                     76,308
  Change in unrealized appreciation on investments                         7,590,506                  5,623,711
                                                                         -----------                -----------

    Net increase in net assets from operations                             8,121,524                  5,832,671
                                                                         -----------                -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                                     (132,694)                       -
  Net realized gains                                                         (76,348)                       -
                                                                         -----------                -----------
    Total dividends and distributions                                       (209,042)                       -
                                                                         -----------                -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                4,809,697                 20,452,900
  Proceeds from common and commingled trust fund conversions                     -                   27,496,387
  Proceeds from shares issued to holders in reinvestment of
    dividends                                                                  2,084                        -
  Cost of shares redeemed                                                 (2,523,635)                (2,678,316)
                                                                         -----------                -----------
    Net increase in net assets from capital share transactions             2,288,146                 45,270,971
                                                                         -----------                -----------


TOTAL INCREASE IN NET ASSETS                                              10,200,628                 51,103,642
                                                                         -----------                -----------

NET ASSETS:
  Beginning of period                                                     51,103,642                          0
                                                                         -----------                -----------
  End of period (including undistributed net investment
    income of $86,217 and $134,645, respectively )                       $61,304,270                $51,103,642
                                                                         ===========                ===========



 (1)Commencement of Operations

                     See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS




                                                                                     BOND FUND
                                                                      ---------------------------------------
                                                                      Six Months Ended    January 27, 1997(1)
                                                                       March 31, 1998          through
                                                                         (Unaudited)     September 30, 1997
                                                                      ---------------------------------------
OPERATIONS:
  Net investment income                                                $2,097,571                  $1,578,954
  Net realized gain (loss) on investments                                (105,268)                        437
  Change in unrealized appreciation on investments                        275,851                     693,976
                                                                      -----------                 -----------
    Net increase in net assets from operations                          2,268,154                   2,273,367
                                                                      -----------                 -----------


DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                                (2,088,401)                 (1,547,305)
  Net realized gains                                                       (9,816)                        -
                                                                      -----------                 -----------
    Total dividends and distributions                                  (2,098,217)                 (1,547,305)
                                                                      -----------                 -----------


CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                            10,303,692                  36,235,356
  Proceeds from common and commingled trust fund conversions                  -                    44,960,417
  Proceeds from shares issued to holders in reinvestment of
    dividends                                                              18,880                      12,089
  Cost of shares redeemed                                              (5,851,052)                 (8,250,281)
                                                                      -----------                 -----------
    Net increase in net assets from capital share transactions          4,471,520                  72,957,581
                                                                      -----------                 -----------


TOTAL INCREASE IN NET ASSETS                                            4,641,457                  73,683,643
                                                                      -----------                 -----------


NET ASSETS:
  Beginning of period                                                  73,683,643                           0
                                                                      -----------                 -----------

  End of period (including undistributed net investment
    income of $42,293 and $37,744, respectively)                      $78,325,100                 $73,683,643
                                                                      ===========                 ===========



(1)Commencement of Operations

                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS




                                                                        GROWTH STOCK FUND
                                                                --------------------------------------
                                                                Six Months Ended   January 27, 1997(1)
                                                                 March 31, 1998         through
                                                                   (Unaudited)     September 30, 1997
                                                                --------------------------------------
PER SHARE DATA:
  NET ASSET VALUE, BEGINNING OF PERIOD                          $          11.90       $         10.00
                                                                ----------------       ---------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                   0.02                  0.03
    Net realized and unrealized gain on investments                         1.80                  1.87
                                                                ----------------       ---------------
         Total from investment operations                                   1.82                  1.90
                                                                ----------------       ---------------

  LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income                                   (0.03)                  -
    Distributions from net realized gains                                  (0.02)                  -
                                                                ----------------       ---------------
         Total dividends and distributions                                 (0.05)                  -
                                                                ----------------       ---------------

  NET ASSET VALUE, END OF PERIOD                                $          13.67       $         11.90
                                                                ================       ===============

TOTAL RETURN(2)                                                            15.33%                19.00%


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                                     $     61,304,270        $   51,103,642
  Ratio of net expenses to average net assets(3)                            0.91%                 1.05%
  Ratio of net investment income to average net assets(3)                   0.32%                 0.62%
  Portfolio turnover rate                                                   6.87%                11.30%
  Average commission rate paid                                  $         0.1305        $       0.1316
                                                                ----------------        --------------



(1)Commencement of Operations
(2)Not annualized
(3)Annualized





                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

FINANCIAL HIGHLIGHTS




                                                                             BOND FUND
                                                              ------------------------------------------
                                                              Six Months Ended       January 27, 1997(1)
                                                              March 31, 1998               through
                                                                (Unaudited)           September 30, 1997
                                                              ------------------------------------------
PER SHARE DATA:
  NET ASSET VALUE, BEGINNING OF PERIOD                        $        10.18              $        10.00
                                                              --------------              --------------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                               0.28                        0.35
    Net realized and unrealized gain on investments                     0.03                        0.17
                                                              --------------              --------------
         Total from investment operations                               0.31                        0.52
                                                              --------------              --------------

  LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income                               (0.28)                      (0.34)
    Distributions from net realized gains                                -                           -
                                                              --------------              --------------
         Total dividends and distributions                             (0.28)                      (0.34)
                                                              --------------              --------------

  NET ASSET VALUE, END OF PERIOD                              $        10.21              $        10.18
                                                              ==============              ==============
TOTAL RETURN(2)                                                         3.10%                       5.33%


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                                   $   78,325,100                 $73,683,643
  Ratio of net expenses to average net assets(3)                        0.88%                       1.01%
  Ratio of net investment income to average net assets(3)               5.54%                       5.60%
  Portfolio turnover rate                                              31.59%                      38.35%
  Average commission rate paid                                           n.a.                        n.a.



(1)Commencement of Operations
(2)Not annualized
(3)Annualized





                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1998 (Unaudited)

GROWTH STOCK FUND


 Shares                                                                                    Value
 ------                                                                                    -----
         ---------------------------------------------------
         COMMON STOCKS - 96.6%
         ---------------------------------------------------
         APPAREL - 1.3%
 29,000  Intimate Brands, Inc.                                                      $    784,812
                                                                                    ------------
         BANKING & FINANCIAL SERVICES - 9.9%
 13,125  Banc One Corporation                                                            830,156
  5,000  Citicorp                                                                        710,000
 17,500  Equifax, Inc.                                                                   638,750
 24,200  Federal Home Loan Mortgage Corporation                                        1,147,987
 31,400  KeyCorp                                                                       1,187,313
 18,000  Norwest Corporation                                                             748,125
 14,000  Providian Financial Corporation                                                 804,125
                                                                                    ------------
                                                                                       6,066,456
                                                                                    ------------

         BUSINESS SERVICE - 6.1%
 36,000  Cisco Systems, Inc. *                                                         2,461,500
 21,750  Computer Associates International, Inc.                                       1,256,063
                                                                                    ------------
                                                                                       3,717,563
                                                                                    ------------

         CAPITAL GOODS - 8.3%
 17,000  Boeing Company, The                                                             886,125
 19,000  Dover Corporation                                                               722,000
 10,600  Emerson Electric Company                                                        690,988
 25,000  General Electric Company                                                      2,154,688
 15,000  Thermo Electron Corporation *                                                   605,625
                                                                                    ------------
                                                                                       5,059,426
                                                                                    ------------

         COMMUNICATIONS & MEDIA - 3.1%
 25,000  CBS Corporation                                                                 848,438
 17,250  Interpublic Group of Companies, Inc.                                          1,071,656
                                                                                    ------------
                                                                                       1,920,094
                                                                                    ------------

         CONSUMER PRODUCTS - 1.7%
 18,000  Cognizant Corporation                                                         1,032,750
                                                                                    ------------

         COSMETICS & SOAP - 2.8%
 10,400  Colgate-Palmolive Company                                                       900,900
  6,972  Gillette Company                                                                827,489
                                                                                    ------------
                                                                                       1,728,389
                                                                                    ------------

         DRUGS - 4.7%
  7,000  Merck & Company, Inc.                                                           898,625
 35,000  Mylan Laboratories Inc.                                                         805,000
 12,000  Pfizer, Inc.                                                                  1,196,250
                                                                                    ------------
                                                                                       2,899,875
                                                                                    ------------

         ENERGY - 5.4%
  5,000  Amoco Corporation                                                               431,875
  9,500  El Paso Natural Gas Company                                                     670,344
 11,400  Enron Corporation                                                               528,675
 12,000  Halliburton Company                                                             602,250
  9,000  Mobil Corporation                                                               689,625
  5,000  Schlumberger Ltd.                                                               378,750
                                                                                    ------------
                                                                                       3,301,519
                                                                                    ------------


                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1998 (Unaudited)

GROWTH STOCK FUND


Shares                                                                                     Value
------                                                                                     -----
         FOOD, BEVERAGE & TOBACCO - 3.8%
  5,500  Bestfoods                                                                $      642,813
 20,000  PepsiCo, Inc.                                                                   853,750
 19,500  Philip Morris Companies, Inc.                                                   812,906
                                                                                  --------------
                                                                                       2,309,469
                                                                                  --------------
         HEALTH CARE - 6.3%
 16,166  Boston Scientific Corporation *                                               1,091,205
 17,000  First Health Group Corp. *                                                      922,250
 18,400  Medtronic, Inc.                                                                 954,500
 26,250  Quorum Health Group, Inc. *                                                     882,656
                                                                                  --------------
                                                                                       3,850,611
                                                                                  --------------

         INSURANCE - 4.8%
  3,450  Aegon N.V. ADR                                                                  418,528
 11,250  AFLAC, Inc.                                                                     711,563
  8,563  American International Group, Inc.                                            1,078,402
  9,600  MBIA, Inc.                                                                      744,000
                                                                                  --------------
                                                                                       2,952,493
                                                                                  --------------

         LODGING - 1.1%
 33,000  La Quinta Inns, Inc.                                                            693,000
                                                                                  --------------

         MANUFACTURING - 2.5%
 15,000  Crown Cork & Seal Company, Inc.                                                 802,500
 15,000  Kimberly-Clark Corporation                                                      751,875
                                                                                  --------------
                                                                                       1,554,375
                                                                                  --------------

         RESTAURANT - 3.9%
 20,000  Cracker Barrel Old Country Store, Inc.                                          800,000
 17,000  McDonald's Corporation                                                        1,020,000
 25,000  Wendy's International, Inc.                                                     557,812
                                                                                  --------------
                                                                                       2,377,812
                                                                                  --------------

         RETAIL - GENERAL - 7.9%
  3,700  Albertson's, Inc.                                                               194,712
 15,000  Dayton Hudson Corporation                                                     1,320,000
 50,000  OfficeMax, Inc. *                                                               893,750
 21,000  Proffitt's, Inc. *                                                              761,250
 18,000  Wal-Mart Stores, Inc.                                                           914,625
 22,000  Walgreen Company                                                                774,125
                                                                                  --------------
                                                                                       4,858,462
                                                                                  --------------

         TECHNOLOGY - 15.7%
 24,500  American Power Conversion Corporation *                                         702,844
 30,000  Atmel Corporation *                                                             451,875
 15,000  Diebold, Inc.                                                                   660,000
 18,000  Electronic Data Systems Corporation                                             825,750
 19,000  First Data Corporation                                                          617,500





                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1998 (Unaudited)

GROWTH STOCK FUND


Shares                                                                                     Value
------                                                                                     -----
         TECHNOLOGY (continued) - 15.7%
  8,500  Hewlett-Packard Corporation                                                $    538,688
 15,400  Intel Corporation                                                             1,202,163
 10,000  Lucent Technologies, Inc.                                                     1,278,750
 12,400  Microsoft Corporation *                                                       1,109,800
  9,000  Motorola, Inc.                                                                  545,625
 25,500  Oracle Corporation *                                                            804,843
 25,000  3Com Corporation *                                                              898,437
                                                                                    ------------
                                                                                       9,636,275
                                                                                    ------------

         TELECOMMUNICATIONS - 2.5%
 12,000  American Telephone and Telegraph Corporation                                    787,500
 15,000  MCI Communications Corporation                                                  742,500
                                                                                    ------------
                                                                                       1,530,000
                                                                                    ------------

         TRAVEL & RECREATION - 4.8%
 22,500  Carnival Corporation                                                          1,569,375
 13,000  Walt Disney Company, The                                                      1,387,750
                                                                                    ------------
                                                                                       2,957,125
                                                                                    ------------


         TOTAL COMMON STOCKS (COST OF $41,541,495)                                    59,230,506
                                                                                    ------------

         ---------------------------------------------------
         SHORT-TERM INVESTMENTS - 3.3%
         ---------------------------------------------------

         ---------------------------------------------------
         INVESTMENT COMPANIES - 1.4%
         ---------------------------------------------------

876,532  Firstar Institutional Money Market Fund                                         876,532
                                                                                    ------------

 Principal
 Amount
         ---------------------------------------------------
         VARIABLE RATE DEMAND NOTES - 1.9%
         ---------------------------------------------------


$203,145  General Mills, Inc., 5.2925%**                                                 203,145
 801,388  Johnson Controls, Inc., 5.2925%**                                              801,388
  86,500  Pitney Bowes, Inc., 5.2925%**                                                   86,500
  78,434  Sara Lee Corporation, 5.2875%**                                                 78,434
                                                                                    ------------
                                                                                       1,169,467
                                                                                    ------------

         TOTAL SHORT-TERM INVESTMENTS (COST OF $2,045,999)                             2,045,999
                                                                                    ------------


         TOTAL INVESTMENTS - 99.9% (COST OF $43,587,494)                              61,276,505


         Other assets in excess of liabilities - 0.1%                                     27,765
                                                                                    ------------


         TOTAL NET ASSETS - 100.0%                                                  $ 61,304,270
                                                                                    ============

          * Non-income producing security.
         ** Variable rate security.  The rates listed are as of March 31, 1998.


                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1998 (Unaudited)

BOND FUND


Principal Amount
   or Shares                                                                               Value
   ---------                                                                               -----
                ----------------------------------------------------
                LONG-TERM INVESTMENTS - 92.3%
                ----------------------------------------------------

                ----------------------------------------------------
                CORPORATE BONDS & NOTES - 32.5%
                ----------------------------------------------------

                BANK & BANK HOLDING CO. - 7.5%
                First Union National Bank - North Carolina#
    $3,190,000    6.18%, 02/15/36                                                     $3,185,783
                Societe Generale -New York
     2,542,000    7.40%, 06/01/06                                                      2,643,001
                                                                                     -----------
                                                                                       5,828,784
                                                                                     -----------
                FINANCIAL SERVICES - 13.3%
                BHP Finance USA Ltd.#
     1,395,000    6.42%, 03/01/26                                                      1,387,383
                Chrysler Financial Corporation
       500,000    6.625%, 08/15/00                                                       506,572
                Ford Capital B.V.
       500,000    9.375%, 05/15/01                                                       543,520
                Ford Motor Credit Company
       750,000    8.20%, 02/15/02                                                        800,543
                General Electric Capital Corporation#,##
     1,000,000    6.66%*, 05/01/18                                                     1,014,401
                Lehman Brothers Holdings, Inc.
       657,000    Zero coupon, 05/16/98##                                                652,348
     1,250,000    Zero coupon, 05/16/98                                                1,241,150
     1,200,000    6.625%, 11/15/00                                                     1,209,910
                Reliastar Financial Corporation
       648,000    7.125%, 03/01/03                                                       668,855
                Salomon, Inc.
     1,355,000    7.125%, 08/01/99                                                     1,374,131
     1,000,000    7.25%, 01/15/00                                                      1,018,487
                                                                                     -----------
                                                                                      10,417,300
                                                                                     -----------

                FOOD, BEVERAGE & TOBACCO - 2.6%
                Philip Morris, Inc.
     1,145,000    7.125%, 10/01/04                                                     1,184,004
       750,000    7.20%, 02/01/07                                                        775,171
                                                                                     -----------
                                                                                       1,959,175
                                                                                     -----------

                INDUSTRIAL - 2.7%
                Hercules, Inc.#
     2,000,000    6.60%, 08/01/27                                                      2,074,434
                                                                                     -----------

                SAVINGS & LOAN - 0.6%
                Anchor Savings Bank#
       500,000    5.265%*, 08/15/08                                                      499,545
                                                                                     -----------

                TRAVEL AND ENTERTAINMENT - 2.9%
                Hilton Hotels Corporation
       500,000    9.80%, 10/15/98                                                        509,211
     1,750,000    7.70%, 07/15/02                                                      1,791,527
                                                                                     -----------
                                                                                       2,300,738
                                                                                     -----------


                     See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1998 (Unaudited)

BOND FUND


Principal Amount
  or Shares                                                                                Value
  ---------                                                                                -----
                UTILITIES - 3.1%
                SBC Communications, Inc.
    $1,356,000    6.625%, 11/01/09                                                    $1,381,613
                Western Resources, Inc.
     1,000,000    6.875%, 08/01/04                                                     1,021,613
                                                                                     -----------
                                                                                       2,403,226
                                                                                     -----------

                TOTAL CORPORATE BONDS
                   AND NOTES (Cost of $25,087,873)                                    25,483,202
                                                                                     -----------

                ----------------------------------------------------
                U.S. GOVERNMENT AGENCY AND
                  AGENCY BACKED ISSUES - 51.1%
                ----------------------------------------------------

                Federal Farm Credit Bank
       750,000    5.70%, 03/05/01                                                        747,925
       670,000    6.32% 06/04/01                                                         679,522
     1,500,000    6.37%, 10/30/07                                                      1,542,523
                                                                                     -----------
                                                                                       2,969,970
                                                                                     -----------

                Federal Home Loan Bank
       500,000    5.00%*, 05/10/00                                                       491,910
     2,000,000    6.00%, 11/03/00                                                      2,010,800
     1,250,000    5.86%, 12/19/01                                                      1,250,329
     1,000,000    6.085%, 12/23/02                                                     1,009,432
     1,000,000    5.87%, 02/13/03##                                                      984,060
     1,250,000    6.15%, 10/14/04                                                      1,267,559
                                                                                     -----------
                                                                                       7,014,090
                                                                                     -----------

                Federal Home Loan Mortgage Corporation (FHLMC),
                   Participation Certificates
     1,284,326     Pool #N97167, 7.50%, 12/01/03                                       1,308,779
     1,000,000     6.81%, 03/11/04 ##                                                  1,003,269
       277,180     Pool #256723, 6.00%, 03/01/09                                         274,289
     1,588,792     Pool #E00541, 5.50%, 01/01/13                                       1,535,344
                                                                                     -----------
                                                                                       4,121,681
                                                                                     -----------

                Federal Home Loan Mortgage Corporation (FHLMC),
     1,432,304     Adjustable Rate Mortgage, 8.157%*, 07/01/24                         1,494,508
                                                                                     -----------

                Federal Home Loan Mortgage Corporation (FHLMC),
                   Real Estate Mortgage Investment Conduits (REMIC)
        36,206     Series 1513, Class A, 4.60%, 05/15/98                                  36,159
       420,000     Series 1808, Class A, 5.00%, 10/15/07                                 389,063
       918,286     Series 1475, Class O, 7.00%, 02/15/08                                 915,587
       600,000     Series 1480, Class LE, 6.50%, 07/15/08                                597,960
       500,000     Series 24, Class VB, 6.50%, 07/25/10                                  491,018
       274,799     Series 1351, Class TA, 7.00%, 09/15/18                                276,453
     1,070,000     Series 1206, Class GC, 7.00%, 02/15/20                              1,080,109
     1,000,000     Series 1466, Class PI, 7.00%, 08/15/20                              1,009,997
       350,000     Series 1492, Class G, 6.50%, 09/15/20                                 351,624
       725,366     Series 1559, Class WA, 6.00%, 07/15/22                                722,480
     2,000,000     Series 16, Class M, 7.00%, 08/25/23                                 1,972,065
                                                                                     -----------
                                                                                       7,842,515
                                                                                     -----------


                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1998 (Unaudited)

BOND FUND



Principal Amount
   or Shares                                                                               Value
   ---------                                                                               -----
                Federal National Mortgage Association (FNMA),
                   Pass-Thru Certificates
    $1,250,000     7.55%, 04/22/02                                                    $1,324,831
     1,744,618     Pool #320470, 6.50%, 08/01/10                                       1,752,102
     1,178,378     Pool #250530, 6.00%, 04/01/11                                       1,162,341
                                                                                     -----------
                                                                                       4,239,274
                                                                                     -----------

                Federal National Mortgage Association (FNMA),
       429,687     Adjustable Rate Mortgage, Pool #197747, 7.359%*, 12/01/22             445,894
                                                                                     -----------

                Federal National Mortgage Association (FNMA),
                   Real Estate Mortgage Investment Conduits (REMIC)
       632,599     Series 1992-3, Class F, 4.949%, 01/25/99                              626,985
       844,287     Series X-13B, Class B, 6.50%, 03/25/09                                838,750
       480,667     Series 1993-187, Class E, 5.75%, 11/25/16                             478,754
       300,000     Series 1992-36, Class PH, 7.50%, 02/25/18                             302,847
       500,000     Series 1989-69, Class G, 7.60%, 10/25/19                              516,680
     1,000,000     Series 1992-124, Class PH, 7.00%, 05/25/20                          1,011,218
     1,049,000     Series G92-66, Class HB, 4.00%, 06/25/20                              961,671
     1,000,000     Series 1992-125, Class J, 6.50%, 05/25/21                             992,867
       575,000     Series 1993-167, Class J, 6.75%, 12/25/22                             587,401
     1,184,209     Series 1993-223, Class EA, 6.50%, 12/25/23                          1,173,625
        16,988     Series 1994-59, Class PK, 6.00%, 03/25/24                              16,834
                                                                                     -----------
                                                                                       7,507,632
                                                                                     -----------

                Government National Mortgage Association (GMNA),
                   Adjustable Rate Mortgages
       299,661     Pool #008332, 7.00%*, 03/20/18                                        307,727
       473,015     Pool #008680, 7.00%*, 08/20/20                                        485,692
       323,908     Pool #008162, 7.00%*, 03/20/23                                        332,297
       523,278     Pool #008542, 7.00%*, 11/20/24                                        536,538
                                                                                     -----------
                                                                                       1,662,254
                                                                                     -----------

                Tennessee Valley Authority
     2,000,000     6.50%, 8/20/01                                                      2,051,492
       700,000     6.125%, 7/15/03 ##                                                    700,155
                                                                                     -----------
                                                                                       2,751,647
                                                                                     -----------

                TOTAL U.S. GOVERNMENT AGENCY AND
                  AGENCY-BACKED ISSUES (Cost of  $39,726,612)                         40,049,465
                                                                                     -----------

                ----------------------------------------------------
                U.S. TREASURY OBLIGATIONS - 8.7%
                ----------------------------------------------------

                U.S. Treasury Notes:
     1,000,000    5.875%, 02/15/04                                                     1,010,313
     2,000,000    5.75%, 10/31/00                                                      2,006,252
     3,750,000    5.75%, 08/15/03                                                      3,762,892
                                                                                     -----------

                TOTAL U.S. TREASURY OBLIGATIONS (Cost of $6,644,726)                   6,779,457
                                                                                     -----------



                    See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

SCHEDULE OF INVESTMENTS - March 31, 1998 (Unaudited)

BOND FUND


                TOTAL LONG-TERM INVESTMENTS
                   (Cost of $71,459,211)                                             $72,312,124
                                                                                  --------------

                ----------------------------------------------------
                SHORT-TERM INVESTMENTS - 6.6%
                ----------------------------------------------------

                ----------------------------------------------------
                COMMERCIAL PAPER - 6.4%
                ----------------------------------------------------

                Norfolk Southern Corporation
    $1,500,000    5.67%, 04/08/98                                                      1,498,346
     1,500,000    5.75%, 04/30/98                                                      1,493,052
                                                                                  --------------
                                                                                       2,991,398
                                                                                  --------------

                Paine Webber Group Inc.
     1,000,000    5.65%, 04/01/98                                                      1,000,000
     1,000,000    5.65%, 04/20/98                                                        997,018
                                                                                  --------------
                                                                                       1,997,018
                                                                                  --------------

                                                                                       4,988,416
                                                                                  --------------

                ----------------------------------------------------
                VARIABLE RATE DEMAND NOTES - 0.2%
                ----------------------------------------------------

        92,091  Johnson Controls, Inc., 5.2925% *                                         92,091
        89,851  Sara Lee Corporation, 5.2875% *                                           89,851
                                                                                  --------------
                                                                                         181,942
                                                                                  --------------

                TOTAL SHORT-TERM INVESTMENTS
                   (Cost of $5,170,358)                                                5,170,358
                                                                                  --------------

                TOTAL INVESTMENTS - 98.9% (Cost of $76,629,569)                       77,482,482
                                                                                  --------------


                Other assets in excess of liabilities - 1.1%                             842,618
                                                                                  --------------

                TOTAL NET ASSETS - 100.0%                                            $78,325,100
                                                                                  ==============


                #  Putable.
                ## Callable.
                * Variable rate security. The rates listed are as of March 31, 1998.





                     See Notes to the Financial Statements

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)
March 31, 1998




1.  ORGANIZATION

    Bremer Investment Funds, Inc. (the "Company") was incorporated on
    August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940.
    The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principle investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principle investment objective of the Bond Fund is to maximize total return. The Investment Adviser held one share of the Growth Stock Fund capital stock and 9,999 shares of the Bond Fund capital stock at $10 per share on January 15, 1997. The Funds commenced operations on January 27, 1997.

    All assets of the commingled trust funds from First American Trust, N.A. (a subsidiary of Bremer Financial Corporation, a bank holding company), which consisted solely of funds covered under ERISA, and thus exempt from federal income taxes, were transferred to Bremer Investment Funds, Inc. as of January 27, 1997. The securities were transferred at market value, and the original cost basis was replaced with market. All assets of the common trust funds from First American Trust, N.A., which are maintained exclusively for collective investment of separate accounts, were transferred as of September 12, 1997, and under Section 584(h) of the Internal Revenue Code were treated as a tax-free event. To qualify as a tax-exempt transaction, the securities were transferred at market value, and the original cost basis and purchase dates were retained for book and tax purposes. Proceeds from commingled and common trust fund conversions, as shown on the Statement of Changes in Net Assets for the fiscal year ended September 30, 1997, represents the market value of the commingled and common trust funds at the respective dates of conversion. The change in unrealized appreciation on investments on the Statement of Changes in Net Assets for the fiscal year ended September 30, 1997, does not reflect the $4,474,794 and ($116,914) in unrealized appreciation (depreciation) for the Bremer Growth Stock Fund and Bremer Bond Fund, respectively, that existed at the date of the common trust fund transfer.

    The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

    a) Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at an amortized cost, which approximates market value.

    b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)
March 31, 1998

       net taxable income and net capital gains to shareholders.

    c) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

    d) Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually.

    e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    f) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Funds for the six months ended March 31, 1998, were as follows:


                GROWTH FUND     BOND FUND
                -----------     ---------
Shares sold         392,839     1,004,248
Shares issued
    to holders in
    reinvestment
    of dividends        174         1,848
Shares redeemed    (203,374)     (570,075)
                  ---------     ---------
Net increase        189,639       436,021
                  =========     =========

Transactions in shares of the Funds for the period January 27, 1997 through September 30, 1997, were as follows:

                         GROWTH FUND       BOND FUND
                         -----------     -----------
Shares sold                1,997,948       3,592,988
Shares issued as
     a result of
     common and
     commingled trust
     fund conversions      2,537,938       4,461,380
Shares issued
    to holders in
    reinvestment
    of dividends                   0           1,199
Shares redeemed             (241,318)       (817,296)
                           ---------       ---------
Net increase               4,294,568       7,238,271
                           =========       =========

4.  INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended March 31, 1998, were as follows:


                            GROWTH FUND        BOND FUND
                            -----------      -----------
Purchases
        U.S. Government      $        0      $20,310,927
        Other                 5,208,325        4,100,236
Sales
        U.S. Government               0       18,462,346
        Other                 3,541,403        3,682,423

BREMER INVESTMENT FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)
March 31, 1998






       At March 31, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                         Growth Fund       Bond Fund
                         -----------       ---------
Appreciation            $ 18,461,930    $  1,045,969
(Depreciation)              (772,919)       (199,493)
                        ------------    ------------
Net appreciation
     on investments     $ 17,689,011    $    846,476
                        ============    ============

       At March 31, 1998, the cost of investments for federal income tax purposes was $43,587,494 and $76,636,006 for the Growth Stock Fund and Bond Fund, respectively.

5.     INVESTMENT ADVISORY AND OTHER AGREEMENTS

       The Funds have entered into an Investment Advisory Agreement with First American Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Fund's daily net assets.

       Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Funds.

       The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940.
       The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The Investment Adviser has voluntarily agreed to waive 12b-1 fees during the first two years of each Fund's operation.

6.     RELATED PARTIES

       First American Trust, N.A. clients and First American Trust, N.A. affiliated clients held 4,476,935 and 7,672,696 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of March 31, 1998.

7.     SUBSEQUENT EVENTS

       Effective June 1, 1998, dividends from net investment income of the Bond Fund will be declared daily and paid monthly.

________________________________________________________________________________




                               INVESTMENT ADVISER
                           First American Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                           St. Cloud, MN  56302-0986


                     ADMINISTRATOR, DIVIDEND PAYING AGENT,
                         SHAREHOLDERS' SERVICING AGENT,
                          CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                              Mutual Fund Services
                            615 East Michigan Street
                              Milwaukee, WI  53202



                                    COUNSEL
                               Briggs and Morgan
                                2400 IDS Center
                             80 South Eighth Street
                             Minneapolis, MN  55402


                              INDEPENDENT AUDITORS
                              Arthur Andersen LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI  53202


                                   DIRECTORS
                               Steven A. Laraway
                                 John M. Bishop
                                John V. Botsford
                                  John J. Feda
                             William H. Lipschultz



________________________________________________________________________________